SUMMARY PROSPECTUS August 31, 2011 as revised September 20, 2011

MTB STRATEGIC ALLOCATION FUND

Class/Ticker        A ARBAX        I ARGIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2011, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to www.mtbfunds.com, email a request to mtbfunds@mtbia.com or call 1-800-836-2211, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Investment Goal

The Fund’s investment goal is to provide total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.85%	0.85%
Acquired Fund Fees and Expenses(2)	0.77%	0.77%
Total Annual Fund Operating Expenses	2.52%	2.27%
Fee Waiver and/or Expense Reimbursement(3)	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.87%	1.62%

(1)	Other Expenses have been restated to adjust for the Fund’s reorganization, which occurred during the fiscal year ended April 30, 2011.

(2)	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.

(3)	The Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses
(excluding acquired fund fees and expenses) paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Expenses assuming redemption	$729	$1,233	$1,762	$3,202
Class I Shares
Expenses assuming redemption	$165	$647	$1,156	$2,555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment goal by allocating its investments among fixed income securities, equity securities and other assets in an effort to achieve a total return (current income plus capital appreciation) in excess of a traditional

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MTB STRATEGIC ALLOCATION FUND

60/40 (equity/fixed income) portfolio over the medium term. The Fund invests, directly and indirectly, in a broad combination of fixed-income and equity securities, and other assets. The Fund invests directly by buying individual equity and fixed income securities, including exchange-traded notes. The Fund invests indirectly by buying shares of other funds, some of which are managed by the Advisor and some of which are not (Underlying Funds). Underlying Funds may include open-end, closed-end and exchange-traded funds (ETFs). The Advisor will vary, from time to time, the amount of assets that is allocated among equity and fixed income investments, and among individual securities and Underlying Funds, in an attempt to achieve the Fund’s investment goal, based upon the Advisor’s view of economic conditions. The Fund will not acquire more than 25% of the outstanding voting securities of any Underlying Fund.

The Fund anticipates that generally, it will maintain the following allocations, although the Fund is not required to maintain exposure to any particular asset class or investment style. The following allocation ranges are approximate and may be exceeded from time to time:

•	allocating 20%-75% of fund assets to global equity securities;

•	allocating 10%-75% of fund assets to global fixed income securities;

•	allocating 0%-40% of fund assets to non-traditional investments; and

•	allocating 0%-10% of fund assets to cash and cash equivalents.

Underlying Funds may invest in any industry or business, and in any country, region or market. An Underlying Fund may invest in any type of equity security (common, preferred or convertible) and in any capitalization range (e.g., micro-, small-, mid-, large- or mega-cap), and may employ any investment style (e.g., growth, value, core). An Underlying Fund may invest in any type of fixed income security (e.g., corporate, government, asset-backed, mortgage-backed and zero-coupon securities), including fixed rate, variable rate, inflation-indexed and floating rate debt (including bank loans), with any maturity (e.g., short-term, intermediate-term or long-term), secured or unsecured, and with any credit quality or rating (e.g., investment grade, high yield (“junk”). The Fund may make non-traditional investments through Underlying Funds that invest in real estate assets, commodity–related assets and natural resources, infrastructure assets and hedge fund strategies, and through investments in exchange-traded notes that are linked, directly or indirectly, to real estate, commodities, natural resources, infrastructure assets and hedge fund strategies. The Advisor may invest directly in equity and fixed income securities of the same types and with the same terms and features as described above for Underlying Funds, other than with respect to hedge fund strategies, real estate, and commodities. The Advisor anticipates that generally, it will make direct investments in securities in domestic markets and on domestic exchanges, although it may invest directly in foreign markets. Within the parameters described above (and subject to any other applicable limitations), the Advisor may favor particular asset classes, investment styles, types and qualities of securities, geographic regions, markets and industries.

When making allocation decisions, the Advisor considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends relating to trade balances and labor information. While the Advisor performs these analyses on a daily basis, material shifts in asset class exposures typically take place over longer periods of time. The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of stocks, bonds and non-traditional investments in connection with economic, financial and other market trends.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Asset Allocation Risk. The Advisor’s asset allocation decisions among various investments, including equity securities and fixed income securities, may not anticipate market trends successfully. The Fund’s investment performance depends upon how its assets are allocated and reallocated according to its asset allocation targets and ranges. The Advisor may make less than optimal or poor asset allocation decisions. The Advisor attempts to identify investment allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that the allocation techniques will produce the desired results. It is possible that the Advisor will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

•	Commodity-Related Risks. Underlying Funds that invest in commodities expose the Fund to the greater volatility of the commodity markets, to commodity-specific risks (weather, disease, supply/demand

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MTB STRATEGIC ALLOCATION FUND

imbalances), and to international economic, political and regulatory influences that frequently affect the commodities markets.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund (and any Underlying Fund) invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Underlying Funds that invest in floating rate bank loans (through loan participations or assignments) expose the Fund to both lender and borrower risk, as well as to the potential of a lack liquidity in the market for floating rate loans.

•

Exchange Traded Funds (ETFs) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Exchange Traded Notes (ETNs) Risk. The value of ETNs, which combine features of ETFs and bonds, depends on the performance of the index or other asset underlying the ETN and the creditworthiness of the ETN’s issuer. Unlike ETFs, ETNs are not structured as investment companies and, unlike bonds, they may have no periodic interest payments. ETNs are not secured by any collateral.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•

Hedge Fund Strategies’ Risks. Underlying Funds that invest, directly or indirectly, in managers employing hedge fund-type investment strategies may have markedly higher investment management fees than other funds. Hedge fund strategies may be narrowly focused on a particular market, security type or activity, and would be exposed to greater risk of loss if the investment thesis underlying the focus does not occur as anticipated. Hedge fund strategies that are intended to reduce the Fund’s volatility may fail to do so effectively. The use of leverage by a hedge fund strategy (e.g., through options) will magnify any losses incurred by the strategy.

•

Infrastructure Assets Risk. Underlying Funds that invest, directly or indirectly, in infrastructure operators and projects (e.g., toll roads, port facilities, transmission lines, sewage treatment plants) expose the Fund to the risks associated with large, long-term construction projects, to financial, operating and competitive risks, and to the risks of changing economic and regulatory conditions and political instability in the country or region where the asset is located. These risks may be amplified for real assets located outside of the United States.

•

Inflation-Indexed Securities’ Risks. The value of inflation-indexed, fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of an inflation-indexed security. The Fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Natural Resources Risks. Underlying Funds that invest in companies that own or develop natural resources (e.g., exploring, mining, refining), or supply goods and services to such companies (e.g., drilling, processing, transporting, fabricating) expose the Fund to the greater volatility of the markets for these companies’ products, and to international economic, political and regulatory influences that frequently affect the operations of these companies.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•

Real Estate-Related Risks. Underlying Funds that invest in real estate (generally real estate investment trusts) expose the Fund to the risks of owning real estate directly, such as market-specific conditions (economic, supply/demand imbalances), creditworthiness of the issuer, quality of property management, and changing interest rates.

•	Small-Cap Stocks Risk. Smaller companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

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MTB STRATEGIC ALLOCATION FUND

•

Stock Market Risk. The value of equity securities in the Fund’s portfolio (and any Underlying Fund’s portfolio) will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•

Underlying Funds’ Risk. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which it invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described above. In addition, both the Fund and the Underlying Funds in which it invests bear fees and expenses, so investment in the Fund may be subject to certain duplicate expenses. The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which the Fund may invest.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any sales charges, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market index, the Standard & Poor’s 500 Index, and the Fund’s secondary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index, which is used to show how the Fund’s performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to a blended benchmark constructed by the Adviser. Updated performance information for the Fund can be obtained by visiting www.mtbfunds.com.

The performance information for the periods prior to June 11, 2010 for all share classes of the Fund is the historical performance information for the MTB Managed Alloca-

tion Fund—Moderate Growth (“Moderate Fund”), which, along with two other MTB Funds, was merged into the Fund at that time. The historic performance information of the Moderate Fund is shown because it was the accounting survivor of the merger. The Moderate Fund, did not offer Class I Shares, although the Fund has done so since July 16, 1993. Thus, the information for the Class I Shares in the table below is that of the Class A Shares of the Moderate Fund, after adjustments to reflect the sales load of the Class I Shares.

Annual Total Returns – Class A Shares

Best Quarter 15.41% 6/30/2009 Worst Quarter (14.87)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 3.75%.

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	1 Year		5 Years		10 Years or Life of Fund
Class A Shares
Return Before Taxes	4.66%		1.73%		1.96%
Return After Taxes on Distributions	4.02%		0.74%		1.13%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%		1.11%		1.34%
Class I Shares*
Return Before Taxes	N/A	*	N/A	*	14.10%	*
S&P 500® (reflects no deductions for fees, expenses or taxes)	15.06%		2.29%		1.41%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%		5.80%		5.84%
Blended Benchmark (reflects no deductions for fees, expenses or taxes)**	10.88%		4.32%		4.35%
Lipper Mixed Asset Target Allocation Growth Fund Average (reflects no deduction for taxes)	12.78%		3.32%		3.13%

*	The total return for Class I Shares represents the cumulative performance for the period June 11, 2010 (commencement of operations) through December 31, 2010.

**	33% S&P 500 Index; 3% Russell Midcap Index; 4% Russell 2000 Index; 20% MSCI EAFE (Net) Index; 28% Barclays Capital U.S. Aggregate Bond Index; 7% Citigroup World BIG ex-U.S. Index; and 5% Citigroup 3-Month T-bill.

Past performance (before and after taxes) is no guarantee of future results.

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Management of the Fund

Investment Advisor

MTB Investment Advisors, Inc.

Portfolio Managers	Title	Service Date (with the Fund)
Valerie J. Gospodarek, CFA, CIMA	Vice President	March 2010
Mark Stevenson, CFA	Vice President	March 2010

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A Shares):	$500
Minimum Initial Investment Amount (Class I Shares):	$100,000
Minimum Subsequent Investment Amount:	$25

Tax Information

The distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Additional Payments to Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies (such as the Advisor) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

SUMMARY PROSPECTUS / August 31, 2011	5

MTB STRATEGIC ALLOCATION FUND

MTB SAF 8.31.11

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